Litigation	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Litigation

23. Litigation

The Company is involved in disputes or legal actions arising in the ordinary course of business. Management does not believe the outcome of such disputes or legal actions will have a material adverse effect on the Company’s financial position, results of operations or cash flows.

For the year ended December 31, 2014 and 2013, the Company recorded costs of $1.1 million and $1.0 million, respectively, in connection with various legal proceedings.